FRANKLIN ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 25.8%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$30,104	$30,845
Dy9 Leasing LLC, 2.372%, 3/19/27	1,555,921	1,645,600
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,280,402
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 0.454%, (3-Month USD LIBOR + 0.23%), 2/28/25	744,483	743,334
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	1,792,159	1,834,269
Petroleos Mexicanos, 2.378%, 4/15/25	630,000	656,843
Reliance Industries Ltd.,
2.512%, 1/15/26	1,031,250	1,080,889
senior secured note, 2.06%, 1/15/26	1,375,000	1,424,640
Tagua Leasing LLC, 1.90%, 7/12/24	2,023,551	2,071,071
Tayarra Ltd., 3.628%, 2/15/22	214,107	218,051
U.S. International Development Finance Corp.,
2.12%, 3/20/24	1,100,000	1,136,257
4.01%, 5/15/30	1,575,000	1,828,694
U.S. Treasury Note,
0.125%, 6/30/22	4,000,000	4,000,781
0.125%, 10/31/22	4,000,000	4,000,781
0.125%, 11/30/22	10,000,000	10,001,563
0.125%, 5/15/23	3,000,000	2,999,297
0.125%, 7/15/23	2,500,000	2,498,828
0.125%, 8/15/23	5,000,000	4,997,266
0.125%, 9/15/23	3,000,000	2,997,891
0.25%, 4/15/23	6,000,000	6,015,469
0.25%, 6/15/23	6,000,000	6,015,703
0.25%, 11/15/23	5,000,000	5,014,063
0.50%, 3/15/23	5,500,000	5,545,332
1.25%, 7/31/23	3,400,000	3,496,953
1.25%, 8/31/24	8,000,000	8,299,375
1.375%, 10/15/22	6,000,000	6,134,531
1.50%, 8/15/22	6,000,000	6,134,531
1.50%, 3/31/23	7,500,000	7,728,809
1.50%, 9/30/24	5,000,000	5,236,133
1.625%, 8/15/22	6,000,000	6,146,016
1.625%, 8/31/22	5,000,000	5,124,609
1.625%, 4/30/23	3,400,000	3,517,406
1.625%, 10/31/23	3,000,000	3,125,273
1.75%, 5/31/22	2,000,000	2,046,250
1.75%, 6/30/24	3,300,000	3,478,148
[b]Index Linked, 0.125%, 4/15/25	1,008,070	1,084,748
[b]Index Linked, 0.25%, 1/15/25	1,099,350	1,186,544
[b]Index Linked, 0.375%, 7/15/25	1,921,500	2,111,001
[b]Index Linked, 0.375%, 1/15/27	668,317	746,037
[b]Index Linked, 0.625%, 1/15/26	2,739,600	3,058,872
Ulani MSN 37894, 2.184%, 12/20/24	1,391,305	1,440,658
Zarapito Leasing LLC, 2.628%, 11/12/26	1,614,698	1,714,058

Total U.S. Government and Agency Securities (Cost $138,584,763)		139,847,821

Mortgage-Backed Securities 74.0%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 22.1%
FHLMC, 0.343%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	517,924	517,319

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.363%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	$991,760	$994,915
FHLMC, 0.373%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	912,099	915,800
FHLMC, 0.383%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	690,907	693,763
FHLMC, 0.393%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	894,217	897,685
FHLMC, 0.403%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	771,983	775,547
FHLMC, 0.413%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	4,000,000	4,042,709
FHLMC, 0.435%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	3,999,972	4,024,914
FHLMC, 0.443%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	991,149	1,000,147
FHLMC, 0.445%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	2,194,000	2,210,271
FHLMC, 0.453%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	118,997	119,760
FHLMC, 0.453%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	1,500,000	1,510,288
FHLMC, 0.459%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	1,221,778	1,223,744
FHLMC, 0.473%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	3,000,000	3,028,267
FHLMC, 0.475%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	2,000,000	2,016,641
FHLMC, 0.483%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	921,301	925,423
FHLMC, 0.493%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	820,559	823,419
FHLMC, 0.493%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,182,643	1,192,574
FHLMC, 0.495%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	5,000,000	5,042,616
FHLMC, 0.503%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	536,917	538,457
FHLMC, 0.513%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	861,511	863,171
FHLMC, 0.513%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	3,447,966	3,465,281
FHLMC, 0.513%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	1,999,667	2,021,341
FHLMC, 0.513%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	2,194,000	2,227,728
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	3,432,716	3,443,545
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	250,748	251,867
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,500,000	1,513,664
FHLMC, 0.533%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	42,741	42,691
FHLMC, 0.533%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	167,818	167,529
FHLMC, 0.553%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	880,330	885,545
FHLMC, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	1,360,267	1,362,884
FHLMC, 0.573%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	975,067	979,540
FHLMC, 0.593%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	3,339,280	3,363,673
FHLMC, 0.593%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,917,517	1,940,990
FHLMC, 0.593%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	4,000,000	4,040,694
FHLMC, 0.609%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,875,693	1,893,495
FHLMC, 0.623%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,999,475	2,027,359
FHLMC, 0.633%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	3,534,768	3,573,324
FHLMC, 0.643%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	4,479,840	4,533,655
FHLMC, 0.643%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	2,891,290	2,922,456
FHLMC, 0.653%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,458,293	1,473,454
FHLMC, 0.653%, (1-Month USD LIBOR +/- MBS Margin), 11/25/26	3,641,319	3,681,509
FHLMC, 0.655%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	5,000,000	5,063,861
FHLMC, 0.663%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	1,404,448	1,416,873
FHLMC, 0.673%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	2,000,000	2,033,348
FHLMC, 0.673%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	2,000,000	2,032,543
FHLMC, 0.673%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	1,796,842	1,820,324
FHLMC, 0.683%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	3,675,949	3,733,984
FHLMC, 0.693%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	4,682,426	4,754,102
FHLMC, 0.693%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,271,461	1,289,025
FHLMC, 0.713%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,754,929	1,783,865
FHLMC, 0.853%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	1,838,628	1,865,400
FHLMC, 0.953%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	2,000,000	2,036,004
FHLMC, 2.068%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	26,693	26,770

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	$90,612	$95,344
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	53,735	54,292
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	127,810	134,697
FHLMC, 2.355%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	18,326	19,298
FHLMC, 2.358%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	34,528	36,089
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	16,204	17,071
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	18,576	18,876
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	34,077	35,952
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	53,851	56,713
FHLMC, 2.38%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	1,694	1,771
FHLMC, 2.404%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	119,578	126,124
FHLMC, 2.421%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	5,394	5,657
FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	43,831	45,362
FHLMC, 2.598%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	12,379	12,968
FHLMC, 2.609%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	595	595
FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	7,875	7,885
FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	121,312	127,761
FHLMC, 2.629%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	12,118	12,771
FHLMC, 2.636%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	42,030	44,451
FHLMC, 2.646%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	150,240	156,278
FHLMC, 2.666%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	2,294	2,300
FHLMC, 2.668%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	532	533
FHLMC, 2.668%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	51,994	54,930
FHLMC, 2.673%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	647	643
FHLMC, 2.724%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	55	55
FHLMC, 2.733%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,723	1,734
FHLMC, 2.734%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	15,161	15,331
FHLMC, 2.745%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	7,497	7,871
FHLMC, 2.755%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	2,482	2,501
FHLMC, 2.769%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	64,796	68,129
FHLMC, 2.772%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	279,791	294,444
FHLMC, 2.788%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	18,340	19,300
FHLMC, 2.804%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	1,907,058	1,994,028
FHLMC, 2.815%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	11,378	11,939
FHLMC, 2.82%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	6,949	7,333
FHLMC, 2.825%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	55,761	58,012
FHLMC, 2.836%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	43,405	44,171
FHLMC, 2.856%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	15,333	15,511
FHLMC, 2.858%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	22,117	22,585
FHLMC, 2.87%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	13,746	14,536
FHLMC, 2.871%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	237,267	249,720
FHLMC, 2.871%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	372,292	392,555
FHLMC, 2.878%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	2,542	2,648
FHLMC, 2.89%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	121,519	122,923
FHLMC, 2.895%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	2,732	2,737
FHLMC, 2.955%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	614,916	646,926
FHLMC, 2.97%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,713,630	1,809,821
FHLMC, 2.995%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	33,323	34,773
FHLMC, 3.036%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,285,077	1,360,784
FHLMC, 3.054%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	142,904	144,002
FHLMC, 3.057%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	662,559	698,538
FHLMC, 3.061%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	29,586	29,865
FHLMC, 3.089%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	8,483	8,915

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.096%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	$257,856	$274,554
FHLMC, 3.102%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	11,126	11,700
FHLMC, 3.131%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	5,816	6,086
FHLMC, 3.136%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	111,249	116,244
FHLMC, 3.149%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	24,396	25,592
FHLMC, 3.217%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	3,745	3,812
FHLMC, 3.231%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	851,646	898,896
FHLMC, 3.248%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	204,642	213,857
FHLMC, 3.252%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	214,490	216,382
FHLMC, 3.258%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	46,843	49,136
FHLMC, 3.262%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	15,054	15,967
FHLMC, 3.285%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	448,050	470,373
FHLMC, 3.304%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	181,233	187,748
FHLMC, 3.321%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	46,084	48,458
FHLMC, 3.372%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	2,754	2,761
FHLMC, 3.416%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	15,294	16,196
FHLMC, 3.52%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	68,782	71,695
FHLMC, 3.527%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	85,124	85,392
FHLMC, 3.596%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	5,158	5,247
FHLMC, 3.616%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	7,119	7,201
FHLMC, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	7,778	7,945
FHLMC, 3.643%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	29,507	31,232
FHLMC, 3.68%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	24,882	25,393
FHLMC, 3.717%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	48,242	51,106
FHLMC, 3.75%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	379,129	398,472
FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	704	708

		119,417,954

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.3%
FHLMC, 0.75%, 5/25/44	2,783,544	2,772,516
FHLMC, 0.799%, 5/25/30	2,497,222	2,503,603
FHLMC, 0.826%, 2/25/31	986,040	978,560
FHLMC, 1.054%, 8/25/26	1,976,858	2,011,727
FHLMC, 2.00%, 12/01/35	16,324,003	17,073,931
FHLMC, 2.00%, 2/25/50	2,208,885	2,266,229
[d]FHLMC, 2.00%, 1/01/51	5,000,000	5,193,548
FHLMC, 2.00%, 1/01/51	15,000,000	15,632,505
FHLMC, 2.745%, 1/25/26	1,500,000	1,652,120
FHLMC, 2.995%, 12/25/25	1,500,000	1,667,118
FHLMC, 3.062%, 12/25/24	1,500,000	1,653,030
FHLMC, 3.458%, 8/25/23	2,000,000	2,149,682
FHLMC, 3.49%, 1/25/24	2,000,000	2,175,299
FHLMC, 3.50%, 6/01/26	373,397	396,318
FHLMC, 3.50%, 3/15/43	707,856	725,745
FHLMC, 4.00%, 3/01/49	2,257,744	2,453,227

		61,305,158

[c]Federal National Mortgage Association (FNMA) Adjustable Rate 6.4%
FNMA, 0.498%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	2,512,185	2,535,179
FNMA, 0.548%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	840,756	846,137
FNMA, 0.548%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,472,626	1,483,496

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 0.548%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	$1,264,336	$1,272,958
FNMA, 0.598%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22	3,124,979	3,125,455
FNMA, 0.598%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	2,825,671	2,853,360
FNMA, 0.598%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	2,883,741	2,903,943
FNMA, 1.415%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	2,667	2,677
FNMA, 1.441%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,517	2,530
FNMA, 1.444%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	522	518
FNMA, 1.645%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	3,445	3,465
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	758	760
FNMA, 1.79%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	4,332	4,366
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	8,064	8,136
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	6,251	6,293
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	2,352	2,449
FNMA, 1.847%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	15,225	15,854
FNMA, 1.852%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,546	4,755
FNMA, 1.866%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	3,472	3,623
FNMA, 1.882%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	9,027	9,386
FNMA, 1.893%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	5,878	5,906
FNMA, 1.895%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	119,352	124,061
FNMA, 1.905%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,765	9,116
FNMA, 1.906%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	281,547	291,740
FNMA, 1.931%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	36,949	38,186
FNMA, 1.945%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	6,462	6,725
FNMA, 1.955%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	3,598	3,729
FNMA, 1.957%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	12,261	12,738
FNMA, 1.981%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,566	3,600
FNMA, 1.983%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	163,972	169,392
FNMA, 1.99%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	7,984	8,013
FNMA, 2.059%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	7,656	7,662
FNMA, 2.103%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	5,927	6,189
FNMA, 2.109%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	28,961	29,293
FNMA, 2.139%, (1 Year CMT +/- MBS Margin), 1/01/31	18,906	18,892
FNMA, 2.144%, (1 Year CMT +/- MBS Margin), 6/01/40	45,521	46,820
FNMA, 2.144%, (1 Year CMT +/- MBS Margin), 11/01/40	12,891	13,080
FNMA, 2.15%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	17,545	17,649
FNMA, 2.202%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	16,943	17,578
FNMA, 2.208%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	150,803	156,425
FNMA, 2.25%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	4,751	4,894
FNMA, 2.25%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	38,791	38,946
FNMA, 2.251%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	425	431
FNMA, 2.276%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	186,086	191,187
FNMA, 2.293%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	53,104	54,931
FNMA, 2.329%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	433	441
FNMA, 2.33%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	60,628	62,776
FNMA, 2.347%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,591	6,872
FNMA, 2.352%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	20,020	20,839
FNMA, 2.364%, (11th District COF +/- MBS Margin), 8/01/29	18,495	18,489
FNMA, 2.372%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	84,896	89,401
FNMA, 2.372%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	401,906	417,277
FNMA, 2.387%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	5,726	5,948
FNMA, 2.39%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	2,410	2,414
FNMA, 2.417%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	2,195	2,310
FNMA, 2.424%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	1,583	1,599

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.428%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	$26,956	$27,016
FNMA, 2.461%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	16,737	17,670
FNMA, 2.463%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	8,359	8,713
FNMA, 2.468%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	528,667	553,534
FNMA, 2.49%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	688	696
FNMA, 2.525%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	330,264	346,026
FNMA, 2.552%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	41,260	41,358
FNMA, 2.568%, (1 Year CMT +/- MBS Margin), 11/01/35	21,497	22,213
FNMA, 2.60%, (1 Year CMT +/- MBS Margin), 11/01/35	25,555	26,439
FNMA, 2.605%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	24,607	24,765
FNMA, 2.609%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	69,097	72,645
FNMA, 2.611%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	71,135	72,199
FNMA, 2.618%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	7,032	7,051
FNMA, 2.62%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	12,497	12,600
FNMA, 2.622%, (1 Year CMT +/- MBS Margin), 11/01/35	82,549	85,470
FNMA, 2.637%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	63,190	64,770
FNMA, 2.641%, (1 Year CMT +/- MBS Margin), 10/01/35	152,772	158,245
FNMA, 2.644%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	831	837
FNMA, 2.644%, (1 Year CMT +/- MBS Margin), 11/01/35	122,071	123,260
FNMA, 2.652%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	92,764	93,539
FNMA, 2.66%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	71,633	75,094
FNMA, 2.661%, (1 Year CMT +/- MBS Margin), 11/01/35	28,703	28,980
FNMA, 2.68%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	2,056,508	2,150,613
FNMA, 2.684%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	92,178	93,895
FNMA, 2.693%, (1 Year CMT +/- MBS Margin), 11/01/35	198,136	200,701
FNMA, 2.706%, (1 Year CMT +/- MBS Margin), 11/01/35	31,689	32,917
FNMA, 2.725%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	22,003	23,113
FNMA, 2.736%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	2,409	2,421
FNMA, 2.736%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	199,871	208,769
FNMA, 2.741%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,620	1,628
FNMA, 2.747%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	32,145	33,817
FNMA, 2.757%, (1 Year CMT +/- MBS Margin), 11/01/35	54,277	56,321
FNMA, 2.757%, (1 Year CMT +/- MBS Margin), 11/01/35	25,766	26,770
FNMA, 2.773%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	476,682	499,295
FNMA, 2.774%, (1 Year CMT +/- MBS Margin), 11/01/35	36,558	38,065
FNMA, 2.783%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	19,494	19,604
FNMA, 2.784%, (1 Year CMT +/- MBS Margin), 10/01/35	391,775	407,759
FNMA, 2.79%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	32,440	34,186
FNMA, 2.793%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	5,712	5,731
FNMA, 2.797%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	5,486	5,500
FNMA, 2.798%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	56,776	59,759
FNMA, 2.80%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,054,127	1,109,803
FNMA, 2.815%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	34,561	36,477
FNMA, 2.817%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	5,320	5,356
FNMA, 2.821%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	178,556	187,450
FNMA, 2.84%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,271,123	1,338,950
FNMA, 2.847%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	35,097	36,829
FNMA, 2.85%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	302,531	318,756
FNMA, 2.86%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	44,445	46,509
FNMA, 2.878%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	22,132	23,316
FNMA, 2.889%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	1,260	1,260
FNMA, 2.89%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	38,751	38,294
FNMA, 2.892%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,018,950	1,066,932

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.895%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	$106,879	$108,772
FNMA, 2.896%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	138,901	145,456
FNMA, 2.896%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	220,770	230,865
FNMA, 2.901%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	135,788	143,217
FNMA, 2.908%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	143,137	149,764
FNMA, 2.91%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	2,258,083	2,361,558
FNMA, 2.924%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	282,289	295,769
FNMA, 2.939%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	1,132	1,134
FNMA, 2.948%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	320,205	335,588
FNMA, 2.95%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	2,072,123	2,177,015
FNMA, 2.974%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	53,624	54,143
FNMA, 2.974%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	128,482	134,593
FNMA, 2.976%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	5,215	5,432
FNMA, 2.987%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	106	108
FNMA, 2.993%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,437	1,446
FNMA, 2.997%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	143,814	150,880
FNMA, 3.001%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	9,236	9,315
FNMA, 3.004%, (1 Year CMT +/- MBS Margin), 9/01/36	35,164	36,919
FNMA, 3.008%, (1 Year CMT +/- MBS Margin), 1/01/23	896	900
FNMA, 3.008%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	24,646	25,561
FNMA, 3.012%, (1 Year CMT +/- MBS Margin), 5/01/36	55,649	58,532
FNMA, 3.014%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	4,765	4,779
FNMA, 3.024%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	19,442	20,299
FNMA, 3.025%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	636	642
FNMA, 3.029%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	5,095	5,164
FNMA, 3.034%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	68,126	71,530
FNMA, 3.037%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	5,907	5,948
FNMA, 3.043%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	6,764	6,885
FNMA, 3.043%, (1 Year CMT +/- MBS Margin), 10/01/36	61,833	65,051
FNMA, 3.068%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	56,858	60,262
FNMA, 3.088%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	30,656	32,289
FNMA, 3.092%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	21,491	22,154
FNMA, 3.101%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	8,860	9,231
FNMA, 3.104%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	48,453	50,700
FNMA, 3.119%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	1,709	1,713
FNMA, 3.289%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	128,627	133,826
FNMA, 3.325%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	11,178	11,215
FNMA, 3.359%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	208,189	209,542
FNMA, 3.371%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	30,027	29,567
FNMA, 3.397%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	19,642	19,710
FNMA, 3.459%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	49,887	50,056
FNMA, 3.492%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	22,397	23,428
FNMA, 3.503%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	8,879	8,931
FNMA, 3.503%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	57,544	60,445
FNMA, 3.519%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	12,016	12,761
FNMA, 3.536%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	20,623	21,501
FNMA, 3.539%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	3,565	3,562
FNMA, 3.553%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	31,937	33,282
FNMA, 3.558%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	10,776	10,787
FNMA, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	65,950	69,271
FNMA, 3.598%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	18,116	18,094
FNMA, 3.60%, (11th District COF +/- MBS Margin), 10/01/27	254	257
FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	2,255	2,257

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[c]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.631%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	$15,784	$16,520
FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	100,034	105,279
FNMA, 3.643%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,691	1,689
FNMA, 3.66%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	7,052	7,379
FNMA, 3.678%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	38,623	39,317
FNMA, 3.726%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	35,344	37,184
FNMA, 3.82%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	36,398	38,256
FNMA, 3.838%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	94,201	99,049
FNMA, 3.86%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	22,509	23,971
FNMA, 4.128%, (11th District COF +/- MBS Margin), 8/01/28	18,496	18,837
FNMA, 4.23%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	474	475
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	59,910	60,339

		34,915,206

Federal National Mortgage Association (FNMA) Fixed Rate 30.1%
FNMA, 0.785%, 7/25/30	5,518,206	5,542,853
FNMA, 1.75%, 1/25/43	1,597,483	1,649,221
FNMA, 2.00%, 9/01/35	3,374,117	3,527,973
FNMA, 2.00%, 10/01/35	31,157,673	32,580,544
FNMA, 2.00%, 12/01/35	16,334,746	17,088,399
FNMA, 2.00%, 11/01/50	6,453,373	6,753,134
FNMA, 2.50%, 9/01/35	2,864,557	2,998,205
FNMA, 2.50%, 10/01/35	12,115,011	12,684,959
FNMA, 2.50%, 9/01/50	27,879,737	29,419,300
FNMA, 2.50%, 10/01/50	9,443,071	9,964,532
FNMA, 2.50%, 11/01/50	18,187,750	19,192,106
FNMA, 3.00%, 10/25/45	2,847,856	2,994,019
FNMA, 3.00%, 7/01/50	14,882,782	15,655,035
FNMA, 3.50%, 9/01/25	56,257	59,715
FNMA, 3.50%, 10/01/25	488,319	518,245
FNMA, 3.50%, 3/01/26	450,446	478,203
FNMA, 3.50%, 8/01/26	81,437	86,461
FNMA, 3.50%, 8/01/26	35,776	37,974
FNMA, 3.50%, 10/01/26	3,749	3,979
FNMA, 3.50%, 10/01/26	2,177	2,311
FNMA, 3.50%, 10/01/26	10,797	11,464
FNMA, 3.50%, 1/01/27	8,289	8,797
FNMA, 3.50%, 1/01/27	548,905	582,670
FNMA, 3.50%, 1/01/27	19,338	20,523
FNMA, 3.50%, 4/01/27	122,890	131,917
FNMA, 3.50%, 7/01/27	595,919	632,332
FNMA, 3.50%, 5/01/31	149,989	159,140

		162,784,011

[c]Government National Mortgage Association (GNMA) Adjustable Rate 1.3%
GNMA, 0.452%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	2,229,684	2,229,750
GNMA, 0.482%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	2,895,158	2,908,607
GNMA, 0.753%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,639,477	1,654,754

		6,793,111

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 2.8%
GNMA, 2.50%, 9/20/27	$1,693,969	$1,727,903
GNMA, 3.00%, 9/20/50	12,821,676	13,495,289

		15,223,192

Total Mortgage-Backed Securities (Cost $398,520,594)		400,438,632

	Number of Contracts	Notional Amount#
Options Purchased 0.0%†
Puts - Exchange-Traded 0.0%†
10-Year U.S. Treasury Note Futures, February Strike Price $136.50, Expires 2/19/21	100	100,000	23,438

30-Year U.S. Treasury Bond Futures, February Strike Price $169.00, Expires 2/19/21	32	32,000	26,000

Total Options Purchased (Cost $56,320)			49,438

Total Investments before Short Term Investments (Cost $537,161,677)
			540,335,891

		Shares
Short Term Investments (Cost $25,235,920) 4.7%
Money Market Funds 4.7%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.00%		25,235,920	25,235,920

Total Investments (Cost $562,397,597) 104.5%			565,571,811
Other Assets, less Liabilities (4.5)%			(24,589,564)

Net Assets 100.0%			$540,982,247

# Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

† Rounds to less than 0.1% of net assets.

a The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

b Principal amount of security is adjusted for inflation.

c Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

d Security purchased on a to-be-announced (TBA) basis.

e The rate shown is the annualized seven-day effective yield at period end.

f See Note 5 regarding investments in affiliated management investment companies.

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts

U.S. Treasury 5 Yr. Note	Short	17	$2,144,789	3/31/21	$(4,313)

U.S. Treasury 10 Yr. Note	Short	74	10,217,781	3/22/21	(7,121)

U.S. Treasury 10 Yr. Ultra Note	Short	43	6,723,453	3/22/21	17,130

U.S. Treasury Long Bond	Short	28	4,849,250	3/22/21	1,712

Total Futures Contracts					$7,408

    *As of period end.

  Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Government ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:

					Net Change in		Number of

	Value at				Unrealized	Value at	Shares

	Beginning			Realized	Appreciation	End of	Held at End	Dividend

	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$ 27,976,197	$ 356,671,123	$ (359,411,400)	$ -	$ -	$25,235,920	25,235,920	$ 1,783

6. NOVEL CORONAVIRUS PANDEMIC

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$–	$139,847,821	$–	$139,847,821
Mortgage-Backed Securities	–	400,438,632	–	400,438,632
Options Purchased	49,438	–	–	49,438
Short Term Investments	25,235,920	–	–	25,235,920

Total Investments in Securities	$25,285,358	$540,286,453	$–	$565,571,811

Other Financial Instruments:
Futures Contracts	$18,842	$–	$–	$18,842

Liabilities:
Other Financial Instruments:
Futures Contracts	$11,434	$–	$–	$11,434

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.